Additional information on the consolidated statements of loss - Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Additional Information On Consolidated Statements Of Loss Abstract
Impairment of assets	$ 243,576	$ 166,316
Depletion and depreciation	48,270	52,786
Employee benefit expenses (see next page)	20,701	14,015
Professional fees	3,453	3,827
Travel expenses	1,108	1,363
Communication and promotional expenses	1,006	1,166
Rent and office expenses	828	1,704
Public company expenses	822	639
Gain on disposal of stream and offtake interests	(7,636)	(9,094)
Cost recoveries from associates	(595)	(677)
Other expenses	1,411	653
Expenses, by nature	$ 312,944	$ 232,698